Losses per share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted earnings per share
Net loss for the year	$ (105,865)	$ (142,869)	$ (20,910)
Less: Net loss for the year attributable to redeemable and non-redeemable non-controlling interest	1,237	282
Net loss for the year attributable to Despegar.com, Corp.	(104,628)	(142,587)	(20,910)
Accretion of redeemable non-controlling interest	(1,355)	(78)
Accretion of Series A non-convertible preferred shares	(10,600)	(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,251)	(4,212)
Accrual of dividends of Series B convertible preferred shares	(2,000)	(553)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	(133,834)	(150,261)	(20,910)
Numerator of basic and diluted losses per share	$ (133,834)	$ (150,261)	$ (20,910)
Weighted average common shares outstanding—basic and diluted	81,625	73,001,000	69,465,000
Denominator of basic and diluted losses per share	81,625	73,001,000	69,465,000
Basic and diluted earnings per share	$ (1.64)	$ (2.06)	$ (0.30)